Long Term Debt - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Compulsorily Convertible Debentures 5.0% - DEG [Member]
Debt Instrument [Line Items]
Interest rate	5.00%	5.00%
Compulsorily Convertible Debentures 10.0% - IFC [Member]
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Compulsorily Convertible Debentures 0% - IFC II [Member]
Debt Instrument [Line Items]
Interest rate	0.00%	0.00%
Compulsorily Convertible Debentures 5% - IFC III [Member]
Debt Instrument [Line Items]
Interest rate	5.00%	5.00%
Series E Compulsorily Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	140,000	140,000
Series G Compulsorily Convertible Preferred Shares [Member]
Debt Instrument [Line Items]
Shares issued upon conversion	18,882	18,882